Acquisition and Disposition - Fair Value Of Consideration (Details) - HuffPost Acquisition $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Business Acquisition [Line Items]
Fair value of common stock issued	$ 24,064
Working capital adjustments	(490)
Total consideration for HuffPost	$ 23,574